Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in millions)	6/30/2026	12/31/2025

Current bank accounts	385.5	382.6
Digital wallets	20.2	13.5
Fixed deposits	799.8	623.7
Cash and cash equivalents(1)	1,205.6	1,019.9
(1) Net cash and cash equivalents as of June 30, 2026 includes restricted cash in the amount of CHF 0.9 million (December 31, 2025: CHF 0.9 million).